Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000	5,000,000
Common shares, shares issued	22,551	22,551
Common shares, shares outstanding	21,339	21,184